Net interest income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Cash and balances at central banks	£ 2,097	£ 128	£ 226
Loans and advances at amortised cost	7,454	4,265	4,510
Fair value through other comprehensive income	1,493	380	604
Negative interest on liabilities	208	248	68
Other	527	651	598
Interest and similar income	11,779	5,672	6,006
Deposits at amortised cost	(3,104)	(331)	(644)
Debt securities in issue	(1,473)	(413)	(424)
Subordinated liabilities	(966)	(934)	(1,112)
Negative interest on assets	(208)	(374)	(325)
Other	(630)	(547)	(341)
Interest and similar expense	(6,381)	(2,599)	(2,846)
Net interest income	£ 5,398	£ 3,073	£ 3,160